Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Facility Maturity Date	Principal Outstanding at June 30, 2022 (Local Currency)	Principal Outstanding at June 30, 2022 (USD)
Term Loan Facility (USD)	USD	USD LIBOR + 2.75% (0.5% floor)	Jun-28	1,008,787	$1,008,787
Term Loan Facility (EUR)	EUR	EURIBOR + 3.00% (0% floor)	Jun-28	701,000	734,801
Secured Loan Notes (EUR)	EUR	3.00%	Jun-29	435,000	455,975
Secured Loan Notes (USD)	USD	4.00%	Jun-29	387,500	387,500
Revolving Credit Facility	USD	BASE + 2.25% (0% floor)	Dec-27	13,000	13,000
Revolving Credit Facility	EUR	BASE + 2.25% (0% floor)	Dec-27	22,000	23,061
Line of Credit	USD	Term SOFR (2) + 2.70%	Jun-25	73,000	73,000
Total Principal Outstanding					$2,696,124

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively. For facilities which utilize a BASE rate, the rate is dependent on the currency in which the facility is drawn.
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.
Schedule of Long-Term Debt

	June 30, 2022	December 31, 2021
Principal Outstanding	$2,696,124	$2,794,108
Deferred Debt Issuance Costs	(38,261)	(38,302)
Amortization of interest expense	9,515	2,562
Total	$2,667,378	$2,758,368
Short-term debt	10,190	10,190
Non-current debt	$2,657,188	$2,748,178

Schedule of Maturities of Non Current Debt

Maturity requirements on debt as of June 30, 2022 by year are as follows:

Remainder 2022	$5,095
2023	10,190
2024	10,190
2025	83,190
2026	10,190
2027	46,251
2028 and thereafter	2,531,018
Total	$2,696,124